SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
10. SUBSEQUENT EVENTS

On August 20, 2020, the Company repaid an amount of $31.9 million on the 2019 Senior Secured Credit Facility related to excess cash generated from operations in 2Q 2020.

On September 4, 2020, the Company paid out the dividend declared on May 20, 2020 of $0.20 cent per share in respect of the results for the second quarter of 2020.